NOTE 8. LEASING ARRANGEMENTS AND COMMITMENTS	9 Months Ended
Sep. 30, 2025
NOTE 8. LEASING ARRANGEMENTS AND COMMITMENTS

Note 8 - Leases

Lessor- Operating leases

The Company’s Block 40 property is leased to tenants primarily under non-cancelable operating leases. Future minimum lease payments to be received under non-cancelable operating leases as of September 30, 2025 are as follows:

Reminder of 2025	$1,725,506
2026	2,710,525
2027	879,112
2028	894,416
2029	913,319
Thereafter	3,251,053
Total future minimum lease payments	$10,373,932

The future minimum lease payments in the table above excludes tenant reimbursements of operating expenses, and the amortization of above/below-market lease intangibles.

Block 40 L L C 2024 [Member]
NOTE 8. LEASING ARRANGEMENTS AND COMMITMENTS

NOTE 8. LEASING ARRANGEMENTS AND COMMITMENTS

Leasing Arrangements

The Company leases commercial space to tenants under noncancelable operating leases that expire on various dates through 2036.

The approximate future minimum base rents, under noncancelable commercial operating leases for the years subsequent to December 31, 2024, are as follows:

2025	$645,000
2026	826,000
2027	846,000
2028	866,000
2029	888,000
Thereafter	4,308,000
$8,379,000